                    Skadden, Arps, Slate, Meagher & Flom LLP
                             155 North Wacker Drive
                             Chicago, Illinois 60606
                           Telephone: (312) 407-0700

                                                              February 25, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

                    Re:  Van Kampen U.S. Government Trust -
                    Post-Effective Amendment No. 46 to the
                    Registration Statement on Form N-1A
                    Rule 485(a) Filing (File Nos. 2-89190 and
                    811-3950)

Ladies and Gentlemen:

         Van Kampen U.S. Government Trust (the "Registrant"), on behalf of its series, Van Kampen U.S. Mortgage Fund (the "Fund"), hereby files via EDGAR one electronically signed copy of Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A (the "Registration Statement"), complete with exhibits filed therewith (the "Exhibits"). The Registration Statement and Exhibits thereto are filed pursuant to Rule 485(a) of the General Rules and Regulations of the Securities and Exchange Commission (the "Commission") promulgated under the Securities Act of 1933, as amended (the "1933 Act"), and under the Investment Company Act of 1940, as amended, and the general rules and regulations of the Commission promulgated thereunder.

         The purpose of the filing is to add a summary prospectus for Van Kampen U.S. Mortgage Fund, a series of the Registrant. Aside from usual and customary "annual update" changes, and certain other non-material disclosure changes which could otherwise be included in a Rule 485(b) filing, the Registrant has made only those disclosure changes necessary to reflect and implement the revisions related to the summary prospectus. The Registrant believes that this Registrant meets the requirements for selective review pursuant to the guidance set forth in Investment Company Act Release No. 13768 ("IC-13768"). In accordance with IC-13768, we hereby request selective review of the Registration Statement limited to the disclosure items relating to incorporating changes to the Prospectus and Statement of Additional Information in compliance with changes related to the summary prospectus, as discussed above. Selective review would serve to expedite the review process for the Registrant as well as use the staff's time more effectively.

         Should you have any questions regarding the foregoing, please call Kim Lombardo at (312) 407-0768 or Elizabeth Nelson at (630) 684-6301.


                                   Sincerely,


                                   /s/ Charles B. Taylor
                                   ---------------------
                                   Charles B. Taylor